Share-Based Payments - Schedule of Changes in Outstanding Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payments [Abstract]
Number, Balance at beginning	33,722	5,132	2,780
Weighted Average Exercise Price, Balance at beginning	$ 56.69	$ 625.6	$ 2,571.8
Number, Vested and exercisable	19,768	5,646	2,553
Weighted Average Exercise Price, Vested and exercisable	$ 89.96
Number, Unvested	42,096	544,280	175,801	25,233
Weighted Average Exercise Price, Unvested	$ 5.39
Number, Granted	28,700	29,020	3,086
Weighted Average Exercise Price, Granted	$ 4.14	$ 7.4	$ 37
Number, Expired/Forfeited	(558)	(428)	(734)
Weighted Average Exercise Price, Expired/Forfeited	$ 45.19
Number, Balance at ending	61,864	33,722	5,132
Weighted Average Exercise Price, Balance at ending	$ 32.41	$ 56.69	$ 625.6